Expense Example - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - Fidelity Money Market Fund - Fidelity Money Market Fund - Premium Class
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	107
5 years	194
10 years	$ 448